RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Related Party Balances And Transactions 1	8.00%
Related Party Balances And Transactions 2	9.00%
Related Party Balances And Transactions 3	$ 851,262
Related Party Balances And Transactions 4	13,065
Related Party Balances And Transactions 5	331,029
Related Party Balances And Transactions 6	166,638
Related Party Balances And Transactions 7	$ 250,661